Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventories [Abstract]
Manufactured products	$ 344	$ 363
Logs and other raw materials	255	257
Materials and supplies	245	231
Inventory	$ 844	$ 851